Borrowings (Details) $ in Millions					1 Months Ended			2 Months Ended	12 Months Ended				17 Months Ended		24 Months Ended	49 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 29, 2021 shares	Jun. 01, 2012 EUR (€)	Aug. 31, 2020 EUR (€) tranche	Jul. 31, 2020 USD ($) tranche	Jun. 30, 2020 EUR (€)	Aug. 31, 2021 shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 10, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 44,090,000								€ 6,771,000	€ 44,090,000			€ 44,090,000			€ 6,771,000
Current portion	(4,771,000)								(2,500,000)	(4,771,000)			(4,771,000)			(2,500,000)
Total non-current borrowings	39,319,000								4,271,000	39,319,000			39,319,000			4,271,000
Proceeds from borrowings										1,137,000		€ 579,000
Debt convertible										26,520,000		€ 13,791,000
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings	3,907,000								3,907,000	3,907,000			3,907,000			3,907,000
Accrued interest	645,000								€ 1,035,000	645,000			645,000			€ 1,035,000
RVO innovation credit for cystic fibrosis program
Disclosure of detailed information about borrowings [line items]
Percentage of cost covered by the innovative credit				35.00%
Notional amount				€ 5,000,000
Interest rate (as percent)				10.00%
Benefit recognized on waiver of debt							€ 8,423,000
RVO innovation credit for cystic sepofarsen program [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount																	€ 3,907,000
Interest rate (as percent)									10.00%							10.00%
Proceeds from borrowings																€ 3,907,000
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	38,925,000								€ 1,369,000	38,925,000			38,925,000			1,369,000
Accrued interest	613,000								€ 460,000	€ 613,000			613,000			€ 460,000
Convertible Debt | Maximum
Disclosure of detailed information about borrowings [line items]
Number of shares exercisable for issued warrants | shares								302,676
Convertible loans Amylon Therapeutics B.V.
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)									8.00%							8.00%
Cash advances and loans made to related parties															€ 2,300,000
Debt instrument convertible term									36 months
Loan and interest waived									€ 1,144,000
Convertible loans Amylon Therapeutics B.V. | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity									24
Convertible loans Amylon Therapeutics B.V. | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity									36
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)									8.20%							8.20%
Warrants, economic lifetime									5 years
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Number of shares exercisable for issued warrants | shares			376,952
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 30.0
Proceeds from borrowings | $											$ 10.0			$ 9.4
Number of tranches | tranche						3
Maximum borrowing capacity per tranche | $						$ 10.0
Term of debt						54 months
Debt, interest only payment term						24 months
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 15,000,000
Proceeds from borrowings													€ 5,000,000
Number of tranches | tranche					3
Maximum borrowing capacity per tranche					€ 5,000,000
Term of debt					54 months
Debt, interest only payment term					24 months
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing, amended agreement
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	€ 28,200,000	$ 30.0
Term of debt			54 months
Debt, interest only payment term			33 months